Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Other Contractual Obligations and Contingencies
Other Contractual Obligations and Contingencies

	Projected Payment Dates 1

(in thousands)	2025	2026 - 2027	2028 - 2029	After 2029	Total

Payments for mineral stream interests & royalty

Salobo 2	$144,000	$-	$16,000	$64,000	$224,000

Copper World 3	-	131,429	99,721	-	231,150

Marmato	81,984	-	-	-	81,984

Santo Domingo	-	162,500	97,500	-	260,000

Fenix Gold	125,000	-	-	-	125,000

El Domo	43,875	131,625	-	-	175,500

Marathon	-	-	138,995	-	138,995

Cangrejos	3,100	-	252,000	-	255,100

Curraghinalt	-	-	-	55,000	55,000

Loma de La Plata	-	-	-	32,400	32,400

Mineral Park	40,000	-	-	-	40,000

Kudz Ze Kayah	-	5,000	-	-	5,000

Koné	312,500	312,500	-	-	625,000

Kurmuk	131,250	-	-	-	131,250

Payments for early deposit mineral stream interest

Cotabambas	-	-	-	126,000	126,000

Toroparu	-	-	-	138,000	138,000

Kutcho	-	-	-	58,000	58,000

Leases liabilities	514	1,208	1,251	3,753	6,726

Total contractual obligations	$882,223	$744,262	$605,467	$477,153	$2,709,105

1)	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
2)	As more fully explained below, the expansion payment relative to the Salobo III expansion project is dependent on the timing and size of the throughput expansion.
3)	Figure includes contingent transaction costs of $1 million.

Gold [member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Gold

Mineral Stream Interests	Attributable Payable Production to be Purchased	Per Ounce Cash Payment 1	Term of Agreement		Date of Original Contract

Constancia	50%	$425 ²	Life of Mine		8-Aug-12

Salobo	75%	$429	Life of Mine		28-Feb-13

Sudbury	70%	$400	20 years		28-Feb-13

San Dimas	variable ³	$637	Life of Mine		10-May-18

Stillwater	100%	18% 4	Life of Mine		16-Jul-18

Marathon	100% 5	18% 4	Life of Mine		26-Jan-22

Other

Copper World	100%	$450	Life of Mine		10-Feb-10

Marmato	10.5% 5	18% 4	Life of Mine		5-Nov-20

Santo Domingo	100% 5	18% 4	Life of Mine		24-Mar-21

Fenix	22% 6	20%	Life of Mine		15-Nov-21

Blackwater	8% 5	35%	Life of Mine		13-Dec-21

El Domo	50% 5	18% 4	Life of Mine		17-Jan-22

Goose	2.78% 5	18% 4	Life of Mine		8-Feb-22

Cangrejos	6.6% 5	18% 4	Life of Mine		16-May-23

Platreef	62.5% 5	$100 5	Life of Mine	5	7-Dec-21	8

Curraghinalt	3.05% 5	18% 4	Life of Mine		15-Nov-23

Kudz Ze Kayah	6.875% 7	20%	Life of Mine		22-Dec-21	8

Koné	19.5% 5	20% 9	Life of Mine		23-Oct-24

Kurmuk	6.7% 5	15%	Life of Mine		5-Dec-24

Early Deposit

Toroparu	10%	$400	Life of Mine		11-Nov-13

Cotabambas	25% 5	$450	Life of Mine		21-Mar-16

Kutcho	100%	20%	Life of Mine		14-Dec-17

1)
The production payment is measured as either a fixed amount per ounce of gold delivered, or as a percentage of the spot price of gold on the date of delivery. Contracts where the payment is a fixed amount per ounce of gold delivered are subject to an annual inflationary increase, with the exception of Sudbury. Additionally, should the prevailing market price for gold be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.

2)	Subject to an increase to $550 per ounce of gold after the initial 40-year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.

4)	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
5)	Under certain PMPAs, the Company’s attributable gold percentage will be reduced once certain thresholds are achieved:
a.	Marathon – reduced to 67% once the Company has received 150,000 ounces of gold.
b.	Marmato – reduced to 5.25% once Wheaton has received 310,000 ounces of gold.
c.	Santo Domingo – reduced to 67% once the Company has received 285,000 ounces of gold.
d.	Blackwater – reduced to 4% once the Company has received 464,000 ounces of gold.
e.	El Domo (previously referred to as Curipamba) – reduced to 33% once the Company has received 145,000 ounces of gold.
f.	Goose – reduced to 1.44% once the Company has received 87,100 ounces of gold, with a further reduction to 1% once the Company has received 134,000 ounces.
g.	Cangrejos – reduced to 4.4% once the Company has received 700,000 ounces of gold.
h.
Platreef - reduced to 50% once the Company has received 218,750 ounces of gold, with a further reduction to 3.125% once the Company has received 428,300 ounces, at which point the per ounce cash payment increases to 80% of the spot price of gold. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 3.125% residual gold stream will terminate.

i.	Curraghinalt – reduced to 1.5% once the Company has received 125,000 ounces of gold.
j.
Koné - reduced to 10.8% once the Company has received 400,000 ounces of gold, subject to adjustment if there are delays in deliveries relative to an agreed schedule, with a further reduction to 5.4% once the Company has received an additional 130,000 ounces of gold.

k.
Kurmuk – reduced to 4.8% once the Company has received 220,000 ounces of gold. During any period in which debt exceeding $150 million ranks ahead of the gold stream, the stream percentage increases to 7.15% and decreases to 5.25% once the drop down threshold is reached.

l.	Cotabambas – reduced to 16.67% once the Company has received 90 million silver equivalent ounces.
6)
On October 21, 2024, the Company amended the Fenix PMPA. Under the original agreement, the Company was to acquire an amount of gold equal to 6% of the gold production until 90,000 ounces have been delivered, 4% of the gold production until the delivery of a further 140,000 ounces and 3.5% gold production thereafter for the life of mine. Under the revised agreement, the Company is entitled to purchase an additional 16% of payable gold production (22% in total) (subject to adjustment if there are delays in deliveries relative to an agreed schedule). Once Rio2 delivers the incremental 95,000 ounces (as adjusted), the stream reverts to the percentages and thresholds under the original Fenix PMPA (as described). Rio2 has a one-time
option to terminate the requirement to deliver the incremental gold production from the end of 2027 until the end of 2029 by delivering 95,000 ounces (as adjusted) less previously delivered gold ounces, excluding those gold ounces which would have been delivered under the original Fenix PMPA.

7)
Under the Kudz Ze Kayah PMPA, the Company will be entitled to purchase staged percentages of produced gold ranging from 6.875% to 7.375% until 330,000 ounces of gold are produced and delivered, thereafter reducing to a range of 5.625% to 6.125% until a further 59,800 ounces of gold are produced and delivered, further reducing to a range of 5% to 5.5% until a further 270,200 ounces of gold are produced and delivered for a total of 660,000 ounces of gold thereafter ranging between 6.25% and 6.75%.
8)	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs .
9)	Until October 23, 2029, there is a price adjustment mechanism under the Koné PMPA
a.
if the spot price of gold is less than $2,100 per ounce, the Company will pay 20% of $2,100 less 25% of the difference between $2,100 and $1,800, less 30% of the difference between $1,800 and the spot price of gold; and

b.	if the spot price is greater than $2,700 per ounce, the Company will pay 25% of the difference between $3,000 and $2,700, plus 30% of the difference between the actual spot price of gold and $3,000.

Silver [member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Silver

Mineral Stream Interests	Attributable Payable Production to be Purchased		Per Ounce Cash Payment 1		Term of Agreement	Date of Original Contract

Peñasquito	25%		$4.56		Life of Mine	24-Jul-07

Constancia	100%		$6.26	2	Life of Mine	8-Aug-12

Antamina	33.75%		20%		Life of Mine	3-Nov-15

Other

Los Filos	100%		$4.74		25 years	15-Oct-04

Zinkgruvan	100%		$4.75		Life of Mine	8-Dec-04

Stratoni	100%		$11.54		Life of Mine	23-Apr-07

Neves-Corvo	100%		$4.50		50 years	5-Jun-07

Aljustrel	100%	³	50%		50 years	5-Jun-07

Pascua-Lama	25%		$3.90		Life of Mine	8-Sep-09

Copper World	100%		$3.90		Life of Mine	10-Feb-10

Loma de La Plata	12.5%		$4.00		Life of Mine	n/a	4

Marmato	100%	5	18%	6	Life of Mine	5-Nov-20

Cozamin	50%	5	10%		Life of Mine	11-Dec-20

Blackwater	50%	5	18%	6	Life of Mine	13-Dec-21

El Domo	75%		18%	6	Life of Mine	17-Jan-22

Mineral Park	100%		18%	6	Life of Mine	24-Oct-23

Kudz Ze Kayah	6.875	7	20%		Life of Mine	22-Dec-21	8

Early Deposit

Toroparu	50%		$3.90		Life of Mine	11-Nov-13

Cotabambas	100%	5	$5.90		Life of Mine	21-Mar-16

Kutcho	100%		20%		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per unit of silver delivered, or as a percentage of the spot price of silver on the date of delivery. Contracts where the payment is a fixed amount per ounce of silver delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata. Additionally, should the prevailing market price for silver be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.

2)	Subject to an increase to $9.90 per ounce of silver after the initial 40-year term.
3)
Wheaton only has the rights to silver contained in concentrate containing less than 15
% copper at the Aljustrel mine. On September 12, 2023, it was announced that the production of the zinc and lead concentrates at the Aljustrel mine will be halted from September 24, 2023 until the third quarter of 2025.

4)	Terms of the agreement not yet finalized.
5 )	Under certain PMPAs, the Company’s attributable silver percentage will be reduced once certain thresholds are achieved:
c .	Marmato – reduced to 50% once the Company has received 2.15 million ounces of silver.
d .	Cozamin – reduced to 33% once the Company has received 10 million ounces of silver.
e .	Blackwater – reduced to 33% once the Company has received 17.8 million ounces of silver.
f .	Cotabambas – reduced to 66.67% once the Company has received 90 million silver equivalent ounces.
6 )	To be increased to 22% once the total market value of all metals delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
7 )
Under the Kudz Ze Kayah PMPA, the Company will be entitled to purchase: staged percentages of produced silver ranging from 6.875% to 7.375% until 43.30 million ounces of silver are produced and delivered, thereafter reducing to a range of 5.625% to 6.125% until a further 7.96 million ounces of silver are produced and delivered, further reducing to a range of 5% to 5.5% until a further 35.34 million ounces of silver are produced and delivered for a total of 86.6 million ounces of silver and thereafter ranging between 6.25% and 6.75%.

8 )	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs.

Palladium Platinum And Cobalt [Member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Palladium and Platinum and Per Pound for Cobalt

Mineral Stream Interests	Attributable Payable Production to be Purchased	Per Unit of Measurement Cash Payment 1	Term of Agreement		Date of Original Contract

Palladium
Stillwater	4.5% ²	18% ³	Life of Mine		16-Jul-18
Platreef	5.25% ²	30% ²	Life of Mine	²	7-Dec-21	4

Platinum
Marathon	22% ²	18% ³	Life of Mine		26-Jan-22
Platreef	5.25% ²	30% ²	Life of Mine	²	7-Dec-21	4

Cobalt
Voisey’s Bay	42.4% ²	18% ³	Life of Mine		11-Jun-18

1)	The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery.
2)	Under certain PMPAs, the Company’s attributable metal percentage will be reduced once certain thresholds are achieved:
a.	Stillwater – reduced to 2.25% once the Company has received 375,000 ounces of palladium, with a further reduction to 1% once the Company has received 550,000 ounces.
b.
Platreef – reduced to 3% once the Company has received 350,000 ounces of combined palladium and platinum, with a further reduction to 0.1% once the Company has received a combined 485,115 ounces, at which point the per ounce cash payment increases to 80% of the spot price of palladium and platinum. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 0.1% residual palladium and platinum stream will terminate.

c.	Marathon – reduced to 15% once the Company has received 120,000 ounces of platinum.
d.	Voisey’s Bay – reduced to 21.2% once the Company has received 31 million pounds of cobalt.
3)	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per unit cash payment, exceeds the initial upfront cash deposit.